Summary of significant accounting policies		9 Months Ended	12 Months Ended
	Apr. 01, 2021	Sep. 25, 2021	Dec. 26, 2020
Significant Accounting Policies

2.Summary of significant accounting policies

Basis of accounting

The balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Separate statements of operations, comprehensive income, changes in stockholder’s equity, and cash flows have not been presented in the financial statements because there have been no activities in this entity.

EWC Ventures and its Subsidiaries [Member]
Significant Accounting Policies
2.	Summary of significant accounting policies
(a)	Basis of presentation and consolidation

The accompanying consolidated financial statements include the Consolidated Balance Sheets, Consolidated Statements of Operations and Comprehensive Loss, Consolidated Statements of Mezzanine Equity and Members’ Equity and Consolidated Statements of Cash Flows of the Company for the years ended December 26, 2020 and December 28, 2019 and have been presented in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). The accompanying consolidated financial statements include the accounts of EWC Ventures and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated upon consolidation.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results. Significant areas where estimates and judgments are relied upon by management in the preparation of the consolidated financial statements include revenue recognition, inventory reserves, the expected life of franchise agreements, the useful life of reacquired rights, valuation of equity-based compensation awards, and the evaluation of the recoverability of goodwill and long-lived assets, including indefinite-lived intangible assets. Actual results could differ from those estimates.

(c)	Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash in financial institutions (in excess of federally insured limits) and accounts receivable. Concentrations of credit risk with respect to accounts receivable is limited due to the Company’s large number of franchisees and their dispersion across several geographic areas.

The Company enters into franchise agreements with unrelated third parties to build and operate centers using the European Wax Center brand within defined geographical areas. The Company believes that franchising is an effective and efficient means to expand the European Wax Center brand. The franchisee is required to operate its centers in compliance with its franchise agreement that includes adherence to operating and quality control procedures established by the Company.

The Company has not provided material loans, leases or guarantees to any franchisee or any of the franchisee’s employees or vendors. However, the Company may, from time to time, without obligation, provide relief for franchisees under the franchise agreement or acquire the assets of franchisees at fair value as determined under the franchise agreement if the franchise agreement terminates, subject to applicable law. The Company has minimal financial exposure for the collection of the royalty payments as royalties are generally collected weekly in arrears for the prior week’s sales.

(d)	Segment information

The Company operates and manages its business as one reportable and operating segment. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance.

(e)	COVID-19 pandemic

The Company is continuing to monitor the ongoing COVID-19 pandemic and its impact on its business. This contagious outbreak and the resultant adverse public health developments, including orders to shelter-in- place, travel restrictions and mandated business closures, have adversely affected workforces, organizations, customers, economies and financial markets globally.

In response to the COVID-19 pandemic, in March 2020, the Company recommended to all of its franchisees that they temporarily close their centers as state governors began issuing shelter-in-place orders. Most franchisees temporarily closed their centers in March 2020 and in April 2020 the entire franchise network was temporarily closed. Beginning in May 2020, certain governors announced steps to restart non-essential business operations in their respective states and certain centers began to re-open. However, as COVID-19 continued to impact areas in which the Company’s centers operate, certain centers were required to temporarily re-close, pursuant to local guidelines. As of March 2021, nearly all of the Company’s nationwide network had re-opened.

To address and mitigate the impact of the COVID-19 pandemic on the Company’s business, the Company increased its liquidity by increasing borrowing capacity under the Revolving Credit Facility (as defined below) by $10,000 and drawing down the same amount in May 2020 (refer to Note 10—Long-term debt, net). Additionally, the Company issued an aggregate of 2,500,000 Class D Preferred Units (“Class D Units”) for gross proceeds of $25,000 (refer to Note 13—Mezzanine equity and members’ equity). The Company also reduced costs by implementing a temporary furlough of substantially all employees at each corporate-owned center while the centers were closed. The Company also temporarily furloughed certain employees and permanently terminated certain positions at its headquarter location. All corporate-owned centers had re- opened as of December 26, 2020.

There is a significant amount of uncertainty about the length and severity of the consequences caused by the pandemic. While governmental and non-governmental organizations are engaging in efforts to combat the spread and severity of the COVID-19 pandemic and related public health issues, the full extent to which the outbreak of COVID-19 could impact the Company’s business, results of operations and financial condition is still unknown and will depend on future developments, including new variants of the virus and spikes in cases in the areas where we operate, which are highly uncertain and cannot be predicted, however such effects may be material.

(f)	Revenue recognition

Revenue from Contracts with Customers

The Company transitioned to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue From Contracts with Customers (“ASC 606”), from ASC Topic 605, Revenue Recognition and ASC Subtopic 952-605, Franchisors—Revenue Recognition (together, the “Previous Standards”) on December 30, 2018 using the modified retrospective transition method. The Company’s consolidated financial statements reflect the application of ASC 606 guidance beginning in fiscal year 2019. The $200 cumulative effect of the Company’s transition to ASC 606 is reflected as an adjustment to December 30, 2018 members’ equity. Upon adoption, the Company applied the new standard to all contracts not completed as of the adoption date.

The Company’s transition to ASC 606 represents a change in accounting principle. ASC 606 eliminates industry-specific guidance and provides a single revenue recognition model for recognizing revenue from contracts with customers. The core principle of ASC 606 is that a reporting entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the reporting entity expects to be entitled in exchange for those goods or services.

Revenue Recognition Significant Accounting Policies

The Company’s revenues are comprised of product sales, royalty fees, marketing fees, and other revenues which includes technology fees, franchise fees, and service revenues from corporate-owned European Wax Center locations.

Product sales

Product sales primarily include the sale of proprietary wax, wholesale products consumed in the application of wax services and retail merchandise to franchisees, as well as retail merchandise sold in corporate-owned centers. Revenue on product sales is recognized upon transfer of control. Generally, customers take control when the risk of loss, title and insurable risks have transferred to the customer.

Royalty fees

Royalty fees are earned based on a percentage of the franchisees’ gross sales, net of retail product sales. The royalty fee is 6.0% of the franchisees’ gross sales for such period and payment is remitted to the Company on a weekly basis. Franchise agreement royalties represent sales-based royalties that are related entirely to our performance obligation under the applicable franchise agreement and are recognized in the period the franchisees’ sales occur.

Marketing fees

Marketing fees are primarily earned based on a percentage of the franchisees’ gross sales, net of retail product sales. The marketing fee is 3.0% of the franchisees’ gross sales for such period and payment is remitted to the Company on a monthly basis and recognized in the period the franchisees’ sales occur. Additionally, the Company charges a fixed monthly fee to franchisees for search engine optimization and search engine marketing services which is remitted on a monthly basis and recognized in the period when services are provided.

Other revenue

Other revenue primarily consists of service revenue and franchise fees, as well as technology fees, annual brand conference revenues, and training.

Service revenue from the Company’s corporate owned centers is recognized at the time services are provided. Amounts collected in advance of the period in which service is rendered are recorded as deferred service revenue on the Consolidated Balance Sheets.

Franchise fees consist of initial franchise fees due at contract inception. The Company’s primary performance obligations under the franchise license are granting the use of the European Wax Center trademarks, system, training, preopening assistance, and center operating assistance in exchange for franchise fees. The rights to use the Company’s intellectual property, and all other services the Company provides under the franchise agreement are highly interrelated, not distinct within the contract, and therefore accounted for under ASC 606 as a single performance obligation, which is satisfied by granting certain rights to use our intellectual property over the term of each franchise agreement.

Initial franchise fees are payable by the franchisee upon signing a new franchise agreement and are recognized as revenue on a straight-line basis commencing at contract inception through the end of the initial franchise license term. Franchise agreements generally have terms of 10 years beginning on the date the center is opened, which is an average of 2 years from the date the franchise agreement is signed. Therefore, the franchise fees are amortized over a 12 year period. These agreements also convey one extension term up to 10 years, depending on contract terms if certain conditions are met. Amounts collected in advance for franchise fees are recorded as deferred revenues on the Consolidated Balance Sheets.

Technology fees, annual brand conference revenues, and training are recognized as the related services are delivered and are not material to the overall business.

(g)	Cost of revenue

Cost of revenue primarily consists of the direct costs associated with wholesale product and retail merchandise sold to franchisees, retail merchandise sold in corporate-owned centers, distribution and outbound freight costs, direct labor and materials for services provided in corporate-owned centers, and inventory obsolescence charges.

(h)	Commissions

The Company pays commissions to its area representatives on a weekly basis based on gross sales as royalty revenue is recognized. The commissions are calculated as 2.25% of the gross sales earned from franchisees in their territory, net of retail product sales which are excluded from franchisees’ royalty calculations, and are recognized in the period the franchisees’ sales occur. Area representatives also receive commission associated with the sales of franchises, which are amortized to expense over the expected life of the related franchise agreement. Commissions expense is included in Selling, general and administrative expenses on the Consolidated Statements of Operations and Comprehensive Loss.

(i)	Selling, general and administrative

Selling, general and administrative expenses consist of costs associated with administrative and franchisee support functions related to our existing business as well as growth and development activities. These costs primarily consist of wages, benefits and other compensation-related costs, occupancy, information technology, legal, accounting and other professional fees. Selling, general and administrative expenses excluding equity- based compensation are expensed when incurred, refer to (k) below for discussion of equity-based compensation.

(j)	Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses include print, digital and social media advertising costs. The Company expenses the costs related to its advertising in the period the related promotional event occurs.

(k)	Equity-based compensation

The Company recognizes compensation expense for equity awards to employees based on the estimated fair value of the equity instrument at the time of grant. For time-based Units, such expense is recognized over the requisite service period of the equity award, which is normally the vesting period. For performance-based Units, expense is recognized over the vesting period when the achievement of specified targets is considered probable. The Company accounts for forfeitures as they occur by reversing compensation cost for unvested awards when the award is forfeited. See Note 14 for further information.

(l)	Income taxes

The Company is a Delaware limited liability company for federal income tax purposes, in accordance with the applicable provisions of the Internal Revenue Code. Accordingly, the Company and its wholly-owned subsidiaries, which are also limited liability companies, are not subject to income taxes and no provision or liability for income taxes has been recognized in the Consolidated Financial Statements.

(m)Net loss per unit

Net loss per unit is computed using the “two-class” method. The two-class method requires net loss to be allocated between common member units and participating securities based on their respective right to receive distributions as if all income for the period had been distributed. All of our member units are participating securities as each class has the right to participate in distributions of the Company. The Class A Units are considered the common member units of the Company, and the Class A Founders’ Units have the same participation rights in earnings and losses of the Company as the Class A Units. Class D Units have been excluded from the calculation of net loss per unit under the two-class method because the Class D Preferred Units are preferential to the other classes of units. The Class B Unit and the Class C Units have been excluded from the calculation of net loss per unit because the units only participate in future earnings of the Company and not in losses. Net loss applicable to the common unitholders is calculated as the net loss for the period, less the 10% preferred return accrued on the Class D Units during the period. Net loss applicable to common unitholders is allocated to the Class A Founders’ Units and the Class A Units on a pro rata basis. Basic net loss per unit is computed by dividing the net loss applicable to each respective class by the weighted average number of member units outstanding for the period. There were no potentially dilutive securities in 2019 and 2020, and therefore, the basic and diluted loss per unit have been presented together.

(n)	Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, demand deposits with financial institutions, and short-term highly liquid investments with original maturities of 90 days or less. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

(o)	Accounts receivable

Accounts receivable are recorded at net realizable value, consisting of the carrying amount less an allowance for doubtful accounts, as needed. The Company evaluates its accounts receivable on an ongoing basis and may establish an allowance for doubtful accounts based on a combination of historical experience, aging analysis and information related to specific accounts. Account balances are written off against the allowance after all means of collection have been exhausted and it is determined that further collection efforts will be unsuccessful. Recoveries of receivables previously written off are recorded as income when received. Historically, the Company has not had a significant amount of write-offs.

(p)	Inventory

Inventory is substantially comprised of wax, wholesale products consumed in the application of wax services and European Wax Center branded products including in-grown hair serums, exfoliates, body washes, lotions, and creams. Inventory is recorded at the lower of cost or net realizable value using the FIFO method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The Company determines inventory reserves by regularly reviewing and evaluating individual inventory items and their movement history. Inventory is reserved when deemed obsolete or unsellable. The cost of inventories also includes freight-in and U.S. Customs fees for the purchase of inventory.

(q)	Leases

The Company leases various corporate-owned centers and office space to support ongoing business operations. Most lease arrangements contain tenant improvement allowances, rent holidays and/or rent escalation clauses. For purposes of recognizing incentives and minimum rent payments on a straight-line basis over the terms of the leases, the Company uses the date it takes possession of the leased space for construction purposes as the beginning of the term. For leases with renewal periods at the Company’s option, the Company determines the expected lease period based on whether the renewal of any options are reasonably assured at the inception of the lease. In addition to rent expense, certain leases require the Company to pay a portion of real estate taxes, utilities, building operating expenses, insurance and other charges in addition to rent.

For tenant improvement allowances, rent escalations, and rent holidays, the Company records a deferred rent liability in its Consolidated Balance Sheets and amortizes the deferred rent in the Consolidated Statements of Operations and Comprehensive Loss over the terms of the leases, included within Selling, general and administrative expense, for corporate-owned centers and corporate office space.

(r)	Property and equipment, net

Property and equipment is recorded at cost and depreciated using the straight-line method over the estimated remaining useful life of the related asset, which ranges from one to ten years, as shown in the table below.

Estimated useful lives for Property and equipment are as follows:

Computer and other equipment	3 – 5 years
Computer software	4 – 7 years
Furniture and fixtures	3 – 7 years
Leasehold improvements	Lesser of the estimated useful life or the remaining lease term.

Additions to property and equipment include betterments, renewals, and purchases. When long-lived assets are sold or otherwise disposed of, the asset account and related accumulated depreciation are relieved, and any gain or loss is included in operating income. Repairs and maintenance expenses are charged to operations when incurred.

The Company invests in software solutions from third party software vendors. Typically, these software solutions may require significant configuration and/or may require customization to integrate into the Company’s infrastructure. The Company includes these software purchases and direct consultant configuration fees within property and equipment, net on the Consolidated Balance Sheets. These purchases are segregated and not amortized until the software solution or significant components are ready for their intended use. Capitalized software costs are amortized on a straight-line basis over the asset’s estimated useful life. Expenses related to software solutions that do not qualify for capitalization are expensed as incurred. Recurring licensing or maintenance fees are expensed as incurred.

(s)	Impairment or disposal of long-lived assets

The Company reviews long-lived assets, including property and equipment and amortizable intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, then assets are required to be grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the undiscounted future net cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(t)	Goodwill and indefinite-lived intangible assets

The Company’s indefinite-lived intangible assets consist of goodwill and trade names, which are not subject to amortization. The Company reviews the recoverability of goodwill and its trade names on an annual basis (October 1st of the fiscal year) and whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Impairment indicators that may necessitate impairment testing between the Company’s annual impairment tests include, but are not limited to, underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the overall business, and significant negative industry or economic trends.

Goodwill is recognized for the excess of the fair value of an acquired entity over the amounts assigned to identifiable assets acquired and liabilities assumed in a business combination and is not subject to amortization. Goodwill is tested for impairment at a reporting unit level. For all periods presented, the Company concluded that we have one reporting unit, which is also our sole operating segment.

The Company first performs a qualitative assessment of goodwill, a Step 0 analysis, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. When necessary, a quantitative impairment test of goodwill is performed, comparing the fair value of the reporting unit to the carrying value. If the reporting unit’s carrying value exceeds its fair value, an impairment loss equal to the difference between the carrying value of the reporting unit and its fair value is recorded against goodwill. No impairment was recorded against goodwill for the fiscal years 2020 or 2019.

Indefinite-lived intangible assets, including the Company’s trade names, are tested for impairment at the unit of account. The Company first performs a qualitative assessment to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. When necessary, a quantitative impairment test is performed by making a determination of the fair value of the intangible asset. If the fair value of the intangible asset is less than its carrying value, an impairment loss is recognized in an amount equal to the difference. After recognition of the impairment, if any, the asset is amortized prospectively over its estimated remaining useful life and accounted for in the same manner as other intangible assets that are subject to amortization. No impairment was recorded against the Company’s trade names for the fiscal years 2020 or 2019.

It is possible that changes in circumstances or changes in management’s judgments, assumptions and estimates could result in an impairment charge of a portion or all of its goodwill or other intangible assets.

(u)	Fair value measurements

ASC 820, Fair Value Measurements and Disclosures, establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

Level 1	Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2

Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

(v)	Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these instruments. Debt under the Term Loan of $240,552 and Revolving Credit Facility of $30,000 approximate the fair value due to the variable rate and the fact that the amendment to the Senior Secured Credit Facility was negotiated in May 2020 there have been no significant changes in our credit rating or pricing of similar debt.

(w)	Derivative instruments and hedging activities

The Company uses interest rate caps to manage its exposure to variable interest rates. The Company’s policy is to not use any financial instruments for trading or other speculative purposes.

Derivatives are recorded at fair value. If a derivative is designated as a cash flow hedge, the changes in fair value are recognized as a component of accumulated other comprehensive income/loss until the underlying hedge item is recognized in earnings. Fair values of derivative contracts are classified as current or long-term, depending on the maturity date of the derivative contract, and are presented in Other current liabilities and Other long-term liabilities, as applicable, on the Consolidated Balance Sheets. The cash flows from derivatives treated as hedges are classified on the Consolidated Statements of Cash Flows in the same category as the item being hedged.

The Company has elected to use the income approach to value the derivatives, using observable Level 2 market expectations at measurement dates and standard valuation techniques to convert future amounts to a single present discounted amount reflecting current market expectations about those future amounts. Level 2 inputs for derivative valuations are limited to inputs other than those quoted prices that are observable for the asset or liability (specifically LIBOR swap rates and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient. Derivatives are discounted to present value at the measurement date at overnight index swap rates.

(x)	Deferred financing costs

Deferred financing costs represent the cost of obtaining financing arrangements and are amortized over the term of the related debt agreement using the straight-line method, which approximates the effective interest method. Deferred financing costs are reflected as a direct reduction of the related debt liability on the Consolidated Balance Sheets. Amortization of deferred financing costs are included in interest expense on the Consolidated Statements of Operations and Comprehensive Loss.

(y)	Accumulated other comprehensive loss

Accumulated other comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Accumulated other comprehensive loss is entirely comprised of the cumulative change in the fair value of our cash flow hedge. There were no reclassifications of other comprehensive income or loss to earnings during fiscal year 2020 and fiscal year 2019.

(z)	Class A Founders’ Units and Class D Units subject to possible redemption

Due to the contingently redeemable nature of the Class A Founders’ Units and Class D Units, the Company classifies the Class A Founders’ Units and Class D Units as temporary equity in the mezzanine section of the Consolidated Balance Sheets. The Company believes that the related contingent events and the redemption of the Class A Founders’ Units is probable, and therefore the Class A Founders’ Units are measured at fair value. The Company has made an accounting policy choice to record the shares at the current redemption value (i.e. fair value) versus accreting over time to the redemption value. The Company does not currently believe that the related contingent events and the redemption of the Class D Units is probable to occur. Therefore, the Company is not currently accreting the Class D Units to redemption value and will only do so if the Units become probable of redemption in the future.

(aa ) Malware incident

In December 2019, a malware incident occurred where certain wax center professionals were not able to access their workstations nor the point of sale system. The Company engaged a third-party specialist to contain the incident and to conduct an investigation and concluded that there was no breach or compromise of assets including client data and there was no impact to the internal control over financial reporting or financial data. As remediation to the franchisees, the Company provided relief to help offset the impact of the outage in the form of royalty relief for half of December 2019 and waiver of the monthly technology and marketing fees. The incident resulted in a $1,767 reduction of Royalty fee revenue, $112 reduction of Other revenues, and an expense of $1,282 related to remediation efforts included in Selling, general and administrative expense on the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 28, 2019.

(bb) Implications of being an Emerging Growth Company

The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards.

(cc) Recently adopted accounting pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers. This guidance requires that an entity recognize revenue to depict the transfer of a promised good or service to its customers in an amount that reflects consideration to which the entity expects to be entitled in exchange for such transfer. This guidance also specifies accounting for certain costs incurred by an entity to obtain or fulfill a contract with a customer and provides for enhancements to revenue specific disclosures intended to allow users of the financial statements to clearly understand the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with its customers. The Company adopted this new guidance on December 30, 2018 (the beginning of its fiscal year 2019) utilizing the modified retrospective method. See above for revenue recognition policies and Note 15.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (Topic ASC 350). This guidance eliminates the requirement to calculate the implied fair value, essentially eliminating step two from the goodwill impairment test. The new standard requires goodwill impairment to be based upon the results of step one of the impairment test, which is defined as the excess of the carrying value of a reporting unit over its fair value. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. This guidance is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within that year. Early adoption of this standard is permitted. The Company adopted the amendment on December 30, 2018 (the beginning of its fiscal year 2019) and the adoption did not have a material impact on the Consolidated Financial Statements.

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new standard makes more financial and non-financial hedging strategies eligible for hedge accounting. It also amends presentation and disclosure requirements and changes how companies assess hedge effectiveness. This ASU requires adoption using a modified retrospective transition approach with a cumulative-effect adjustment recognized to the opening balance of retained earnings on the adoption date with prior periods not recast. The ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020 with early adoption permitted. The Company early adopted this ASU in fiscal year 2019. The effects of this standard did not have a material impact on the Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework— Changes to the Disclosure Requirements for Fair Value Measurement. This new standard requires entities to disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities, as well as a narrative description of the uncertainty of the fair value measurements from the use of significant unobservable inputs. This standard is effective for the Company for fiscal years beginning after December 15, 2019. Early adoption of this standard is permitted. The Company adopted the amendment on December 29, 2019 (the beginning of its fiscal year 2020) and the adoption did not have a material impact on the Consolidated Financial Statements.

(dd) Recently issued accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases and established ASC Topic 842, Leases (“ASC 842”), which supersedes ASC Topic 840, Leases. ASC 842 requires a lessee to recognize a lease right-of-use (“ROU”) asset and a corresponding lease liability on its balance sheet along with additional qualitative and quantitative disclosures. ROU assets and lease liabilities are recognized at the commencement date based on the present value of future payments. ASC 842 is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the effect the adoption of this standard will have on its Consolidated Financial Statements, including the materiality of the addition of ROU assets and lease liabilities on its Consolidated Balance Sheets.

In June 2017, the FASB issued ASU 2016-13, Financial Instruments (Topic 326)—Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. The standard replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13, and related amendments, are effective for fiscal years beginning after December 15, 2022. The Company has not completed its assessment of the standard but does not expect the adoption to have a material impact on its Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. Under this standard, companies will apply the same criteria for capitalizing implementation costs as they would for an arrangement that has a software license. The adoption of this new guidance prescribes the balance sheet, statement of operations, and cash flow classification of the capitalized implementation costs and related amortization expense, and additional quantitative and qualitative disclosures. This standard will be effective for the Company for fiscal years beginning after December 15, 2021. This standard may be applied either prospectively to eligible costs incurred on or after the date of the new guidance or retrospectively. The Company is currently evaluating the effect the adoption of this standard will have on its Consolidated Financial Statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this update provide temporary, optional guidance to ease the burden in accounting for reference rate reform. The amendments provide optional expedients and exceptions for applying GAAP to transactions affected by reference rate reform if certain criteria are met. The amendments primarily include relief related to contract modifications and hedging relationships. The relief provided by this ASU does not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022. However, hedging relationships that apply certain optional expedients prior to December 31, 2022, will be retained through the end of the hedging relationship, including for periods after December 31, 2022. We will evaluate the impact of this guidance as contracts are modified through December 2022.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarified the scope of ASU 2020-04 indicating that certain optional expedients and exceptions included in ASU 2020-04 are applicable to derivative instruments affected by the market-wide change in interest rates used for discounting, margining, or contract price alignment. We will evaluate the impact of this guidance, along with the guidance from ASU 2020-04, as contracts are modified through December 2022.

European Wax Center, Inc. and Subsidiaries
Significant Accounting Policies

2. Summary of significant accounting policies

(a) Basis of presentation and consolidation

The accompanying unaudited condensed consolidated financial statements have been presented in conformity with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the rules and regulations of the SEC and includes the operations of the Company and EWC Ventures and its wholly owned subsidiaries. EWC Ventures is considered a variable interest entity. The Company is the primary beneficiary  of EWC Ventures. As a result, the Company consolidates EWC Ventures.

EWC Ventures has been determined to be the predecessor for accounting purposes and, accordingly, the condensed consolidated financial statements for periods prior to the Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes. Amounts for the period from December 28, 2019 through August 4, 2021 presented in the condensed consolidated financial statements and notes to condensed consolidated financial statements herein represent the historical operations of EWC Ventures. The amounts as of September 25, 2021 and for the period from August 4, 2021 reflect the consolidated operations of the Company.

The condensed consolidated balance sheet as of December 26, 2020 is derived from the audited consolidated financial statements of EWC Ventures but does not include all disclosures required by GAAP. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto for the year ended December 26, 2020 included in the Prospectus.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all normal recurring adjustments necessary for a fair statement of the Company’s financial position, results of operations, and cash flows for the periods presented. All intercompany accounts and transactions have been eliminated in consolidation.

Accounting policies used in the preparation of these unaudited condensed consolidated financial statements are consistent with the accounting policies described in the audited consolidated financial statements and the related notes thereto for the year ended December 26, 2020 included in the Prospectus.

(b) Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results. Significant areas where estimates and judgments are relied upon by management in the preparation of the financial statements include revenue recognition, inventory reserves, the expected life of franchise agreements, the useful life of reacquired rights, valuation of equity-based compensation awards, and the evaluation of the recoverability of goodwill and long-lived assets, including indefinite-lived intangible assets. Actual results could differ from those estimates.

(c) COVID-19 pandemic

The Company is continuing to monitor the ongoing COVID-19 pandemic and its impact on its business. Beginning in March 2020, in response to the COVID-19 pandemic, most franchisees temporarily closed their centers in order to promote the health and safety of its members, team members and their communities. In April 2020, the entire franchise network was temporarily closed. Beginning in May 2020, certain governors announced steps to restart non-essential business operations in their respective states and certain centers began to re-open. By June 2021, all of the Company’s nationwide network had re-opened. However, there is a significant amount of uncertainty about the effects a resurgence in COVID-19 cases could have on our business, our industry and overall economic activity.

(d) Implications of being an Emerging Growth Company

The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards. We also intend to take advantage of some of the reduced regulatory and reporting requirements of emerging growth companies pursuant to the JOBS Act so long as we qualify as an emerging growth company, including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation, and exemptions from the requirements of holding non-binding advisory votes on executive compensation and golden parachute payments.

(e) Equity-based Compensation

The Company recognizes compensation expense for equity awards to employees based on the estimated fair value of the equity instrument at the time of grant. For time-based awards, such expense is recognized over the requisite service period of the equity award, which is normally the vesting period. Compensation expense for performance-based awards with a market condition is recognized on a straight-line basis over the estimated service period of the award, regardless of whether the market condition is satisfied. The Company accounts for forfeitures as they occur by reversing compensation cost for unvested awards when the award is forfeited. See Note 9 for further information.

(f) Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Accounting for Income Taxes” (“ASC 740”), which requires the recognition of tax benefits or expenses on temporary differences between the financial reporting and tax bases of its assets and liabilities by applying the enacted tax rates in effect for the year in which the differences are expected to reverse. Such net tax effects on temporary differences are reflected on the Company’s consolidated balance sheets as deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when the Company believes that it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

The Company calculates the interim tax provision in accordance with the provisions of ASC 740-270, Income Taxes; Interim Reporting. For interim periods, the Company estimates the annual effective income tax rate (“AETR”) and applies the estimated rate to the year-to-date income or loss before income taxes.

ASC 740 prescribes a two-step approach for the recognition and measurement of tax benefits associated with the positions taken or expected to be taken in a tax return that affect amounts reported in the financial statements. The Company has reviewed and will continue to review the conclusions reached regarding uncertain tax positions, which may be subject to review and adjustment at a later date based on ongoing analyses of tax laws, regulations and interpretations thereof. To the extent that the Company’s assessment of the conclusions reached regarding uncertain tax positions changes as a result of the evaluation of new information, such change in estimate will be recorded in the period in which such determination is made. The Company reports income tax-related interest and penalties relating to uncertain tax positions, if applicable, as a component of income tax expense.

(g) Tax Receivable Agreement

We entered into the TRA with the EWC Ventures' pre-IPO members that provides for the payment by the Company to the EWC Ventures pre-IPO members of 85% of the benefits, if any, that the Company realizes, or is deemed to realize (calculated using certain assumptions), as a result of (i) increases in the our allocable share of certain existing tax basis of the tangible and intangible assets of the Company and adjustments to the tax basis of the tangible and intangible assets of the Company, in each case as a result of (a) the purchases of EWC Ventures Units (along with the corresponding shares of our Class B common stock) from certain of the EWC Ventures Post-IPO Members using a portion of the net proceeds from the initial public offering or in any future offering or (b) Share Exchanges and Cash Exchanges by the EWC Ventures pre-IPO members (or their transferees or other assignees) in connection with or after the initial public offering, (ii) our utilization of certain tax attributes of the Blocker Companies (including the Blocker Companies' allocable share of certain existing tax basis of EWC Ventures' assets) and (iii) certain other tax benefits related to entering into the TRA, including tax benefits attributable to payments under the TRA. We record liabilities for amounts payable under the TRA in the period in which the payment is deemed to be probable. Further, payments under the TRA are only expected to be made in periods following the filing of a tax return in which we are able to utilize tax benefits described above to reduce our cash taxes paid to a taxing authority.

(h) Noncontrolling Interests

The noncontrolling interests represent the economic interests of EWC Ventures held by members other than the Company. Income or loss is attributed to the noncontrolling interests based on their contractual distribution rights, and the relative percentages of EWC Ventures Units held by the Company and the other holders of EWC Ventures Units during the period.

(i) Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing the net income (loss) attributable to Class A common stockholders by the number of weighted-average shares of Class A common stock outstanding. Shares of our Class B common stock do not share in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted net income (loss) per share of Class B common stock under the two-class method has not been presented.

Diluted net income (loss) per share adjusts the basic net income (loss) per share calculation for the potential dilutive impact of common shares, such as equity awards, using the treasury stock method. Diluted net income (loss) per share considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect. Shares of our Class B common stock are considered potentially dilutive shares of Class A common stock as they are convertible into shares of Class A common stock when exchanged with a corresponding number of EWC Ventures Units.

(j) Recently adopted accounting pronouncements

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. Under this standard, companies will apply the same criteria for capitalizing implementation costs as they would for an arrangement that has a software license. The adoption of this new guidance prescribes the balance sheet, statement of operations, and cash flow classification of the capitalized implementation costs and related amortization expense, and additional quantitative and qualitative disclosures. This standard is effective for fiscal years beginning after December 15, 2021. This standard may be applied either prospectively to eligible costs incurred on or after the date of the new guidance or retrospectively. The Company adopted this standard on December 27, 2020 (the beginning of its fiscal year 2021) on a prospective basis. The adoption of this standard did not have a significant impact on our financial statements.

(k) Recently issued accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases and established ASC Topic 842, Leases (“ASC 842”), which supersedes ASC Topic 840, Leases. ASC 842 requires a lessee to recognize a lease right-of-use (“ROU”) asset and a corresponding lease liability on its balance sheet along with additional qualitative and quantitative disclosures. ROU assets and lease liabilities are recognized at the commencement date based on the present value of future payments. ASC 842 is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the effect the adoption of this standard will have on its financial statements.

In June 2017, the FASB issued ASU 2016-13, Financial Instruments (Topic 326)—Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. The standard replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13, and related amendments, are effective for fiscal years beginning after December 15, 2022. The Company has not completed its assessment of the standard but does not expect the adoption to have a material impact on its financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this update, as well as subsequently issued amendments, provide temporary, optional guidance to ease the burden in accounting for reference rate reform. The amendments provide optional expedients and exceptions for applying GAAP to transactions affected by reference rate reform if certain criteria are met. The amendments primarily include relief related to contract modifications and hedging relationships. The relief provided by this ASU does not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022. However, hedging relationships that apply certain optional expedients prior to December 31, 2022, will be retained through the end of the hedging relationship, including for periods after December 31, 2022. We will evaluate the impact of this guidance as contracts are modified through December 2022.